Employee Benefits - Schedule of Provision for Employee Benefits (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Employee Benefits [Abstract]
Present value of the obligations at the beginning of the period	$ 9,677	$ 10,735
Increase in provision	586	1,357
Benefit paid	(1,820)	(2,490)
Effect of change in actuarial factors	(115)	75
Total	$ 8,328	$ 9,677